INCOME TAX - Schedule of reconciliation of the federal income tax rate to the effective tax rate (Details)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Valuation allowance					(21.20%)	6.30%
Income tax provision	24.57%	25.46%	62.89%	(38.10%)	(0.20%)	27.30%	0.23%